Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Loans, principally due to allowance for loan losses	$ 753	$ 957
Defined benefit plan valuation adjustments	1,012	868
Loans, due to unearned fees, net	16	19
Other	297	132
Total gross deferred tax assets	2,078	1,976
Deferred tax liabilities:
Bank premises and equipment, due to differences in depreciation	(196)	(223)
Accrued pension, due to actual pension contributions in excess of accrual for financial reporting purposes	(28)	(17)
Net unrealized gains on available-for-sale securities	(171)	(131)
Other	(184)	(184)
Total gross deferred tax liabilities	(579)	(555)
Net deferred tax asset, included in other assets	$ 1,499	$ 1,421